Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 4,450,895	$ 2,180,917	$ 0